Employee Benefit Plans Employee Benefit Plans (Obligations, Funded Status, and Periodic Benefit Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	$ 9,759	$ 10,262
Estimated fair value of plan assets	8,490	8,750
Over (under) funded status	(1,269)	(1,512)
Net periodic benefit costs	273	346
Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	747	739
Estimated fair value of plan assets	261	253
Over (under) funded status	(486)	(486)
Net periodic benefit costs	73	79
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	10,506	11,001	$ 9,335
Estimated fair value of plan assets	8,751	9,003	8,024
Over (under) funded status	(1,755)	(1,998)
Net periodic benefit costs	346	425	449
Other Postretirement Benefits U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	1,895	2,110
Estimated fair value of plan assets	1,373	1,426
Over (under) funded status	(522)	(684)
Net periodic benefit costs	63	43
Other Postretirement Benefits Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	29	35
Estimated fair value of plan assets	9	10
Over (under) funded status	(20)	(25)
Net periodic benefit costs	6	5
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	1,924	2,145	1,875
Estimated fair value of plan assets	1,382	1,436	1,366
Over (under) funded status	(542)	(709)
Net periodic benefit costs	$ 69	$ 48	$ 21